Acquisitions (Details) - Businesses Acquired $ in Thousands							8 Months Ended	12 Months Ended
		Dec. 31, 2014 USD ($)	Oct. 31, 2014 USD ($)	Sep. 12, 2014 USD ($)	Aug. 29, 2014 USD ($)	May. 08, 2014 USD ($)	Dec. 31, 2014	Dec. 31, 2014 USD ($)
Business Acquisition [Line Items]
Businesses Acquired							10
Net Assets Acquired								$ 8,486
CorrectMed [Member]
Business Acquisition [Line Items]
Businesses Acquired						2
Net Assets Acquired						$ 2,649		2,649
Bay Walk-In Clinic Inc [Member]
Business Acquisition [Line Items]
Businesses Acquired					2
Net Assets Acquired					$ 2,024			2,024
Mid-South Urgent Care Inc [Member]
Business Acquisition [Line Items]
Businesses Acquired	[1]			3
Net Assets Acquired								1,554
Mid-South Urgent Care Inc [Member] | Including Additional Site That is Under Construction [Member]
Business Acquisition [Line Items]
Businesses Acquired				3
Net Assets Acquired				$ 1,554
Med Help [Member]
Business Acquisition [Line Items]
Businesses Acquired			1
Net Assets Acquired			$ 880					880
Stat Medical Care [Member]
Business Acquisition [Line Items]
Businesses Acquired		2
Net Assets Acquired		$ 1,379						$ 1,379

[1]	At the time of closing of this transaction, the seller had two operating centers; the third center in Springville, Alabama, was under development at time of closing.